Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments	$ 3,239,363	$ 3,213,918
Chilean Central Bank [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments	5,584,084	5,611,439
Chilean Central Bank [Member] | Due within 1 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
Chilean Central Bank [Member] | Due within 1 and 2 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments	5,584,084
Chilean Central Bank [Member] | Due within 2 and 3 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments		5,611,439
Chilean Central Bank [Member] | Due within 3 and 4 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
Chilean Central Bank [Member] | Due after 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
chilean financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments	41,318	1,226
chilean financial institutions [Member] | Due within 1 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments	41,318	1,226
chilean financial institutions [Member] | Due within 1 and 2 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
chilean financial institutions [Member] | Due within 2 and 3 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
chilean financial institutions [Member] | Due within 3 and 4 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
chilean financial institutions [Member] | Due after 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
Foreign financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
Foreign financial institutions [Member] | Due within 1 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments	3,239,363	3,213,918
Foreign financial institutions [Member] | Due within 1 and 2 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
Foreign financial institutions [Member] | Due within 2 and 3 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
Foreign financial institutions [Member] | Due within 3 and 4 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments
Foreign financial institutions [Member] | Due after 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of loans from Chilean Central Bank by maturity amount [Line Items]
Issued debt instruments